Schedule of reconciliation between tax expense and product (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Notes and other explanatory information [abstract]
Profit before income tax	$ 19,098	$ 24,929	$ 2,023,322	$ 821,266
Tax calculated at tax rate	3,247	4,238	343,965	139,615
Income not subject to tax	(4,849)	(6,330)	(73,980)	(322,318)
Expenses not deductible for tax purposes	69,284	90,442	21,114	16,469
Tax concessions and deductions	(13,348)	(17,425)	(17,425)	(41,854)
Deferred tax not recognized	(48,189)	(62,904)	(257,821)	217,528
Under provision in prior financial year	(19,973)	(26,072)		28,091
Income tax expense	$ (13,828)	$ (18,051)	$ 15,853	$ 37,531